Financial income and expense (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of Financial income and expense [Abstract]
Finance income	₨ 12,632	$ 148	₨ 108	₨ 10,291
Interest expense on lease obligations	295,589		249,964	191,912
Interest expense on pension liabilities	1,805	21	1,995	4,938
Interest expense on borrowings	2,446,285		1,951,675	1,479,889
Finance expense	(2,743,679)		(2,203,634)	(1,676,739)
Net finance income / (expense)	₨ (2,731,047)	$ (31,911)	₨ (2,203,526)	₨ (1,666,448)